Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliation of Net Assets Available for Benefits Per Financial Statements Compared to Form 5500

The following is a reconciliation of net assets available for benefits per the financial statements compared to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per financial statements	$392,408,452	$381,738,687
Deemed distributions for participant loans	(155,595)	(217,820)
Net assets available for benefits per the Form 5500	$392,252,857	$381,520,867

Year Ended
December 31, 2025
Increase in net assets available for benefits per the financial statements	$10,669,765
Deemed distribution of participant loans at end of year	(155,595)
Deemed distribution of participant loans at beginning of year	217,820
Net income per the Form 5500	$10,731,990